CRITICAL ACCOUNTING JUDGMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY	12 Months Ended
Dec. 31, 2023
Critical Accounting Judgments And Key Sources Of Estimation Uncertainty [Abstract]
CRITICAL ACCOUNTING JUDGMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY	CRITICAL ACCOUNTING JUDGMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY
In the application of the Group´s accounting policies described in Note 3, the Group’s management has been required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors considered to be relevant. It should be noted that actual results could differ from those estimates.
Underlying estimates and assumptions are continuously reviewed. The effects of revisions to the accounting estimates are recognized in the year in which the estimates are reviewed.
4.1. Critical judgments in applying accounting policies
The following are the critical assumptions, in addition to those involving estimations (Note 4.2), made by Management in the process of applying the Group’s accounting policies and that have the most significant effect on the amounts recognized in the consolidated financial statements.
4.1.1. Ferrosur Roca S.A. concession
Management has reviewed the Group’s interest in Ferrosur Roca S.A., taking into account the provisions of IFRIC 12 Service Concession Arrangements, which provides guidance on accounting by the operators of public-to-private service concession arrangements.
Based on the fact that the grantor neither controls nor regulates which services should be provided by the operator to the infrastructure or to whom it must provide them, and at what price, Group Management conclude that Ferrosur Roca S.A. concession is out of the scope of IFRIC 12 and, therefore, the Group does not apply its provisions. Accordingly, the Group has recorded the assets received from the concession and those subsequently acquired under IAS 16 - Property, Plant and Equipment.
The concession bidding terms and conditions grant an original term of thirty years (1993-2023) and originally provided for the possibility of an extension for ten additional years, which was rejected by the Ministry of Transport for the reasons described in Note 38. On December 22, 2022, the Ministry of Transport provisionally granted an extension for an additional term of 18 months as from the expiration date of the concession. Therefore, the concession of Ferrosur Roca S.A. will end in September 2024.
The Group has evaluated potential business scenarios based on its intention to continue delivering services as a rail network operator and has not anticipated significant associated effects to date. Likewise, it has reassessed all the accounting estimates affected to the end of the current concession, especially those associated with the recoverability of certain non-current assets affected by it. The evaluations carried out by the Group are detailed in Note 38.
4.2. Key assumptions and sources of estimation uncertainty
The following are the key assumptions concerning the future, and other key sources of estimation uncertainty at the end of the reporting period that may have a risk of causing material adjustments to the carrying amounts of assets and liabilities during the next fiscal year.
4.2.1. Property, plant and equipment and intangible assets
The following is the estimated useful life for each component of property, plant and equipment and intangible assets:

Useful life
Fields	50 to 100 years
Quarries - Stripping cost	Based on estimated tons
Buildings	10 to 50 years
Machinery	10 to 35 years
Furniture and fixtures	5 to 10 years
Tools	5 years
Software	5 years
Transportation and load vehicles	4 to 32 years
The assets used in the concession of Ferrosur Roca S.A. are depreciated over the shorter of their estimated useful lives and the remaining concession term.

An impairment exists when the carrying amount of an asset or cash-generating unit exceeds its recoverable amount, which is the higher of its fair value less costs to sell and its value in use. The calculation of fair value less costs to sell is based on available data from binding sales transactions conducted under market conditions for similar assets or observable market prices less incremental costs of asset disposal. The calculation of the value in use is based on a discounted cash flow model. Cash flows are derived from the budget for next year, extrapolated for subsequent years using a growth rate, and do not include restructuring activities that the Group is not yet committed to or significant future investments that will enhance the performance of the assets of the cash-generating unit being tested. The recoverable amount is sensitive to the discount rate used for the discounted cash flow model, as well as the expected future cash inflows and the growth rate used for extrapolation purposes, among other factors. These matters are the most relevant in the related estimates. Note 13 provides more information on impairment analysis and assumptions used.

The Group has considered the impact of potential climate-related matters, including legislation, which may affect the fair value measurement of assets and liabilities in the financial statements. The group has assessed whether its items of property, plant and equipment are exposed to physical risks, such as flooding, water shortages and increasing forest fires, but understands that such risks do not currently exist due to circumstances and conditions of the locations where its plants, deposits and quarries are located. Additionally, the Group has assessed that it is not currently affected by transition risks, such as those derived from energy efficiency requirements or reductions in emissions due to possible changes in climate-related legislation and regulations. The objectives that the Group has voluntarily imposed in relation to these matters are contemplated in its budgets and business plans and do not have a material impact on the measurements of recoverable values.

As described in Notes 3.8 and 3.9, the Group annually assesses the estimated useful lives of tangible and intangible assets, respectively.
4.2.2. Provisions for lawsuits and other contingencies
The final settlement cost of complaints and litigation may vary due to estimates based on different interpretations of regulations, opinions and final assessments of damages. Therefore, any change in the circumstances related to this type of contingencies may have a significant impact on the amount of the provision for contingencies recorded.
In the normal course of its business, the Group selects tax criteria and accounting positions based on a reasonable interpretation of the current regulations, also taking into consideration the opinion of its tax and legal advisors along with evidence available up to the date of issuance of these financial statements. Nevertheless, in the event of situations where the assessment by a third party and the potential occurrence of damage for the Group are uncertain, the Group has not recorded a provision as it is has not been required under IFRS.
The Group makes judgments and estimates to assess whether it is necessary to record costs and make provisions for environmental cleanup remediation and asset retirement obligations based on the current information related to expected remediation costs and plans. In the case of environmental provisions, costs may differ from estimates due to changes in laws and regulations, discovery and analysis of local conditions, as well as changes in cleanup technologies. Therefore, any change in the factors or circumstances related to this type of provisions, as well as any amendment to the rules and regulations may thus have a significant impact on the provisions recorded in these consolidated financial statements.
4.2.3. Calculation of income tax and deferred income tax assets
The proper assessment of income tax expenses depends on several factors, including estimates in the timing and realization of deferred tax assets and the frequency of income tax payments.
In order to measure the effect of deferral on investments in controlled or associated companies, Management has determined the presumption that they will not be disposed of in the foreseeable future and therefore no deferred income tax has been recorded.
4.2.4. Management’s accounting estimates and judgments on environmental matters
The Group is constantly working on a responsible and sustainable business strategy, committed to improving environmental performance on an ongoing basis, minimizing environmental impact caused by its operations, and providing maximum value for society.
To this end, the Group has set various environmental sustainability goals within the medium term (year 2030) and long term (year 2050), aligned with the 2030 Agenda Sustainable Development Goals (“SDG”) promoted by the United Nations.

The main committed goals are related to maximizing energy efficiency and renewable energy, reducing gas emissions and improving air quality, reducing the carbon footprint, maximizing water management, streamlining waste management by promoting circular economy, and improving efficiency in the use of materials.

In preparing the consolidated financial statements, the Group's Management has considered the potential environmental impact. Therefore, the estimates and judgments made by the Group's Management primarily involve assumptions related to future regulations and performance of the industry in which the Group operates. The effects of changes in the estimates and judgments made may primarily relate to impairment tests on property, plant and equipment, the estimated useful life of those assets and therefore the related depreciation recognized annually, as well as the recognition of provisions, such as the environmental provision to afford the estimated expenses for the environmental recovery and restoration of the mining areas exploited by the Group.